Summary of significant accounting policies - Risks and uncertainties, Foreign currency translation and Warrants (Details)	Jan. 28, 2021 USD ($)
Risks and uncertainties
Proceeds from warrants exercised	$ 20,000,000
Warrants
Proceeds from warrants exercised	$ 20,000,000